Revenue Recognition - Schedule of Revenues Recognized by Geographic Region (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenue	$ 41,970	$ 35,567	$ 120,472	$ 101,860	$ 139,396	$ 116,568	$ 109,976
Product Revenue
Disaggregation of Revenue [Line Items]
Total revenue	41,574	35,119	119,121	100,619	137,598	114,640	108,315
Product Revenue | United States
Disaggregation of Revenue [Line Items]
Total revenue	41,469	35,054	118,845	100,435	137,349	114,557	108,176
Product Revenue | All Others
Disaggregation of Revenue [Line Items]
Total revenue	105	65	276	184	249	83	139
Service Revenue
Disaggregation of Revenue [Line Items]
Total revenue	396	448	1,351	1,241	1,798	1,928	1,661
Service Revenue | United States
Disaggregation of Revenue [Line Items]
Total revenue	385	$ 448	1,332	$ 1,241	1,798	1,928	1,661
Service Revenue | All Others
Disaggregation of Revenue [Line Items]
Total revenue	$ 11		$ 19		$ 0	$ 0	$ 0